Income Tax (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits
Balance at January 1,	$ 43	$ 39	$ 27
Additions for tax positions of prior years	1	5	15
Reductions for tax positions of prior years	(9)	0	(5)
Additions for tax positions of current year	5	3	2
Settlements with tax authorities	(2)	(4)	0
Balance at December 31,	38	43	39
Unrecognized tax benefits that, if recognized would impact the effective rate	$ 38	$ 33	$ 29